Overview and basis of presentation	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Overview and basis of presentation
Note 1 - Overview and basis of preparation
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar,” “Polestar Group” and the “Group,” is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, branding and marketing, and the commercialization and selling of battery electric vehicles, and related technology solutions. Polestar Group's current lineup of battery electric vehicles consists of the Polestar 2 ("PS2"), a premium fast-back sedan, the Polestar 3 ("PS3"), a luxury aero sport-utility vehicle, the Polestar 4 ("PS4"), a premium sport utility vehicle, the Polestar 5 ("PS5"), a luxury sport grand-touring sedan, and the Polestar 6 ("PS6"), a luxury roadster. As of December 31, 2024, the PS2, PS3, and PS4 are in production while the remaining vehicles are under development. Operating sustainably is a critical priority of the Group; targeting climate neutrality by 2040, creating a climate neutral car (cradle-to-gate) by 2030, and halving the emission intensity per car sold by 2030. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 418 78 Göteborg, Sweden.
As of December 31, 2024, 2023, and 2022, related parties owned 81.8%, 88.3%, and 89.21% of the Group, respectively. The remaining 18.2%, 11.7%, and 10.79% of the Group at each respective year end was owned by external investors.
Merger with Gores Guggenheim, Inc.
Gores Guggenheim, Inc. (“GGI”) was a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or a similar business combination. GGI was incorporated in Delaware on December 21, 2021 and completed its initial public offering (“IPO”) on March 25, 2021.
On September 27, 2021, GGI entered into a Business Combination Agreement (“BCA”) with Polestar Automotive Holding Limited, a Hong Kong incorporated company (“Former Parent”), Polestar Automotive (Singapore) Pte. Ltd., a private company limited by shares in Singapore (“Polestar Singapore”), Polestar Holding AB, a private limited liability company incorporated under the laws of Sweden (“Polestar Sweden”), Polestar Automotive Holding UK Limited, a limited company incorporated under the laws of England and Wales and a direct wholly owned subsidiary of the Former Parent, and PAH UK Merger Sub Inc., a Delaware corporate and a direct wholly owned subsidiary of the Parent (“US Merger Sub”).
On June 23, 2022 (“Closing”), the Former Parent consummated a reverse recapitalization pursuant to the terms and conditions of the BCA. At the Closing, Polestar Holding AB and its subsidiaries became wholly owned subsidiaries of Parent. US Merger Sub merged with GGI, pursuant to which the separate corporate existence of US Merger Sub ceased and GGI became a wholly owned subsidiary of the Parent. Simultaneously, the following events occurred:
•the Convertible Notes of the Former Parent outstanding immediately prior to the Closing were automatically converted into 4,306,466 Class A Shares in the Parent in the form of American depositary shares;
•the Former Parent was separated from Polestar Group and issued 294,877,349 Class A Shares in the Parent in the form of American depositary shares, 1,642,233,575 Class B Shares in the Parent in the form of American depositary shares, and the right to receive an earn out of a variable number of additional Class A Shares and Class B Shares, depending on the daily volume weighted average price of Class A Shares in the future;
•all GGI units outstanding immediately prior to the Closing held by GGI Stockholders were automatically separated and the holder was deemed to hold one share of GGI Class A Common Stock and one-fifth of a GGI Public Warrant;
•all GGI Class A Common Stock issued and outstanding, other than those held in treasury, were exchanged for 63,734,797 Class A Shares in the Parent in the form of American depositary shares;
•all GGI Class F Common Stock issued and outstanding, other than those held in treasury, were exchanged for 18,459,165 Class A Shares in the Parent in the form of American depositary shares;
•all GGI Common Stock held in treasury were canceled and extinguished without consideration;
•all GGI Public Warrants issued and outstanding immediately prior to the Closing were exchanged for 15,999,965 Class C-1 Shares in the Parent in the form of American depositary shares with effectively the same terms as the GGI Public Warrants and are exercisable for Class A Shares in the Parent;
•all GGI Private Warrants issued and outstanding immediately prior to the Closing were exchanged for 9,000,000 Class C-2 Shares in the Parent in the form of American depositary shares with effectively the same terms as the GGI Private Warrants and are exercisable for Class A Shares in the Parent;
•pursuant to the PIPE Subscription Agreements, third-party investors purchased 25,423,445 Class A Shares in Parent in the form of American depositary shares and Volvo Cars purchased 1,117,390 Class A Shares in Parent in the form of American depositary shares, for a total of 26,540,835 Class A Shares in Parent in the form of American depositary shares for an aggregate total of $250,000; and
•pursuant to the Volvo Cars Preference Subscription Agreement, Volvo Cars purchased 58,882,610 Preference Shares in the Parent for an aggregate total of $588,826 which automatically converted to Class A Shares in the Parent in the form of American depositary shares thereafter.
The merger with GGI, including all related arrangements, raised net cash proceeds of $1,417,973. Gross proceeds of $638,197 was assumed from GGI, $250,000 was sourced from the PIPE Subscription Agreements, and $588,826 was sourced from the Volvo Cars
Preference Subscription Agreement. Polestar incurred total transaction costs of $97,953 in connection with the merger, of which $59,050 had been recognized by GGI and deducted from the gross proceeds raised. The merger was accounted for as a reverse recapitalization, in accordance with the IFRS. Refer to Note 18 - Reverse recapitalization for additional information on the reverse recapitalization.
Immediately following the closing of the transaction, Parent changed its name to Polestar Automotive Holding UK PLC and began trading on the National Association of Securities Dealers Automated Quotations (“Nasdaq”) under the ticker symbol PSNY. Net loss per share was recast to retroactively reflect the shares issued by the parent to the Former Parent for December 31, 2022. Refer to Note 14 - Net loss per share and Note 22 - Equity for additional information.
Basis of preparation
The Consolidated Financial Statements in this annual report of Polestar Group are prepared in accordance with IFRS Accounting Standards as issued by the IASB and UK-adopted international accounting standards. The Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This annual report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated. Additionally, non-USD currencies are presented in thousands unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of the Former Parent and its consolidated subsidiaries.
Going concern
Polestar Group’s Consolidated Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern, executing on management’s 2025-2029 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast significant doubt about Polestar’s ability to continue as a going concern. As a result of this assessment, management identified a material uncertainty that casts doubt on Polestar Group’s ability to obtain sufficient financing to support its cash flow needs and ensure on-going compliance with its debt covenants. In performing this assessment, management considered a broad range of relevant information, including cash flow forecasts, liquidity forecasts and operational forecasts pertaining to the twelve-month period following the issuance date of these Consolidated Financial Statements, as well as other risks related to Polestar’s business. In making these forecasts, management was required to make judgements relating to Polestar Group’s future operations as well as macroeconomic and geopolitical factors. These include judgements relating to car sale volumes and prices, operating expenses (including the potential impact of tariffs), required capital expenditure and market demand for debt refinancing and debt and equity issuances by Polestar.
As a result of scaling up commercialization and continued capital expenditures related to developing the PS3, PS4, PS5 and PS6, managing the Company’s liquidity profile and funding needs remains one of management’s key priorities. If Polestar is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and / or commercialization efforts. As of December 31, 2024 Polestar has net current liabilities of $2,442,607. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the years ended December 31, 2024, 2023, and 2022, amounted to $2,049,897, $1,181,875, and $479,017, respectively. Negative operating cash flows for the years ended December 31, 2024, 2023, and 2022, amounted to $991,209, $1,893,841, and $1,080,951, respectively and negative investing cash flows for the years ended December 31, 2024, 2023, and 2022, amounted to $412,562, $417,619, and $709,044, respectively. Management’s 2025-2029 business plan forecasts that Polestar will generate negative operating cash flows in the near term and that investing cash flows will continue to be negative in the near and long-term due to the high capital expenditure demands of Polestar’s business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term (i.e., 12 months or less) working capital loan arrangements with credit institutions, contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. During the year ended December 31, 2024, Polestar entered into its first long-term financing arrangement with unrelated parties, an unsecured, multi-currency syndicated loan from banks, to help with the Group's long-term liquidity needs - refer to Note 25 - Liabilities to credit institutions. For further details of the contractual maturities of Polestar's non-derivative financial assets and liabilities, including its financing arrangements refer to Note 17 - Financial instruments. Management’s 2025-2029 business plan indicates that Polestar Group depends on rolling-over current financing arrangements as well as obtaining additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and executing capital market transactions through offerings of debt and/or equity. Until Polestar Group begins generating sufficient positive operating cash flows, the timely realization of these financing endeavors is essential for Polestar Group’s ability to continue as a going concern. Management cannot guarantee that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned. During the year ended December 31, 2024, Polestar demonstrated efforts towards achieving liquidity targets in management's 2025-2029 business plan by:
•Renegotiating the terms of its long-term convertible credit facility with Volvo Cars to extend the principal repayment date to December 29, 2028;
•Securing financing support from several lenders in the form of a long-term syndicated multicurrency green trade facility;
•Entering into a non-recourse revolving trade receivables factoring arrangement; and
•Entering into multiple short-term working capital loan arrangements with banking partners in China.
Following December 31, 2024 but prior to the issuance of these Consolidated Financial Statements, Polestar has secured additional financing through multiple short-term working capital loans with Chinese banking partners, a new green trade facility and an extension of the revolving credit green trade facility originally entered into during the year ended December 31, 2022 - refer to Note 30 - Subsequent events for further details of these subsequent events.
Polestar is party to financing instruments that contain financial covenants with which Polestar must comply during, and beyond, the 12 months following the issuance date of these Consolidated Financial Statements including, but not limited to, a minimum quarterly cash levels of €400,000, and maximum quarterly financial indebtedness of $5,500,000 - refer to Note 25 - Liabilities to credit institutions for further details. A failure to comply with such covenants may result in an event of default that could have material adverse effects on its business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all covenants in future periods. Remedies to a potential event of default include proactively applying for a covenant waiver prior to such event of default occurring. Prior to December 31, 2024, Polestar applied for, and received acceptance of, a waiver of certain financial covenants related to its syndicated multicurrency green trade facility for the year ended December 31, 2024 and the quarter ended March 31, 2025. However, management cannot guarantee that waivers will be granted for any future non-compliance with covenants on this facility nor on Polestar's other borrowings with covenants.
Management forecasts sufficient liquidity in the twelve-month period following the issuance date of these Consolidated Financial Statements in order for Polestar to meet its cash flow requirements as well as to ensure compliance with the applicable financial covenants, but the uncertainty related to the execution of management’s liquidity and funding plan indicates the existence of a material uncertainty that may cast significant doubt upon Polestar's ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Consolidated Financial Statements do not include any adjustments to reflect the going concern uncertainty.